Other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Other current assets
Schedule of Other Current Assets

	31 December	31 December
	2021	2020
Receivables from the Ministry of Transport and Infrastructure of Turkey	306,806	224,563
Prepaid taxes	196,019	6,918
Prepaid expenses	174,643	163,657
Advances given to suppliers	96,952	48,141
VAT receivable	90,645	49,490
Receivables from tax office	12,276	20,864
Other	31,779	45,353
	909,120	558,986